DERIVATIVE INSTRUMENTS - DERIVATIVE INSTRUMENTS NARRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Cash flow hedge gain (loss) to be reclassified within twelve months	$ 10,484
Commodities futures and options | Non-designated Hedges
Derivative [Line Items]
Derivative, notional amount	$ 405,288	$ 739,374
Commodities futures and options | Non-designated Hedges | Minimum
Derivative [Line Items]
Derivative, term of contract	3 months
Commodities futures and options | Non-designated Hedges | Maximum
Derivative [Line Items]
Derivative, term of contract	24 months
Foreign exchange contracts
Derivative [Line Items]
Minimum length of time, hedged in cash flow hedge	3 months
Maximum length of time, hedged in cash flow hedge	12 months
Foreign exchange contracts | Designated as Hedging Instrument | Cash Flow Hedges
Derivative [Line Items]
Derivative, notional amount	$ 135,962	68,263
Foreign exchange contracts | Non-designated Hedges
Derivative [Line Items]
Derivative, notional amount	2,791	2,791
Interest rate swap agreements | Designated as Hedging Instrument | Cash Flow Hedges
Derivative [Line Items]
Derivative, notional amount		500,000
Increase (Decrease) in Derivative Assets and Liabilities	87,000
Interest rate swap agreements | Designated as Hedging Instrument | Fair Value Hedging
Derivative [Line Items]
Derivative, notional amount	350,000	350,000
Deferred compensation derivatives
Derivative [Line Items]
Derivative, notional amount	$ 25,246	22,099
Deferred compensation derivatives | Non-designated Hedges | Minimum
Derivative [Line Items]
Derivative, term of contract	3 months
Deferred compensation derivatives | Non-designated Hedges | Maximum
Derivative [Line Items]
Derivative, term of contract	12 months
Interest Rate Swap [Member] | Designated as Hedging Instrument | Fair Value Hedging | Interest Expense
Derivative [Line Items]
Fair value hedges, pre-tax benefit	$ 2,660	$ 4,365